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Oakmark Small Cap Fund
OAKMARK SMALL CAP FUND
INVESTMENT OBJECTIVE
Oakmark Small Cap Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Oakmark Small Cap Fund		Investor Class		Advisor Class	Institutional Class	R6 Class
Management fees		0.82%		0.82%	0.82%	0.82%
Distribution (12b-1) fees		none		none	none	none
Total Other Expenses		1.24%		0.99%	0.80%	0.75%
Shareholder Service Plan fees	[1]	0.25%	[2]	none	none	none
Other expenses	[1]	0.99%		0.99%	0.80%	0.75%
Total Annual Fund Operating Expenses		2.06%		1.81%	1.62%	1.57%
Less: Fee waivers and/or expense reimbursements		0.78%		0.77%	0.63%	0.68%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	[3]	1.28%		1.04%	0.99%	0.89%
[1]	Amounts are based on estimated expenses for the current fiscal year; actual expenses may vary.
[2]	Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.
[3]	"Harris Associates L.P. (the "Adviser") has contractually undertaken to waive and/or reimburse certain fees and expenses of Investor Class, Advisor Class, Institutional Class, and R6 Class so that the total annual operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including fees paid to the Adviser) ("annual operating expenses") of each class are limited to 1.28%, 1.04%, 0.99%, and 0.89% of average net assets, respectively. Each of these undertakings lasts until January 27, 2025 and may only be modified by mutual agreement of the parties that, with respect to the Trust, includes a majority vote of the "non-interested" Trustees of the Trust. The Fund has agreed that each of Investor Class, Advisor Class, Institutional Class, and R6 Class will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.28%, 1.04%, 0.99%, and 0.89% of the class' average net assets, respectively, or to exceed any lower limit in effect at the time of recoupment. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Example.

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Expense Example - Oakmark Small Cap Fund - USD ($)	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$ 130	$ 106	$ 101	$ 91
3 Years	$ 570	$ 494	$ 449	$ 429

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. As of the date of this prospectus, the Fund had not yet commenced operations and had no portfolio turnover information to report.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of common stocks of U.S. small capitalization companies. Under normal market conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) are invested in securities issued by "small cap companies." A small cap company is one whose market capitalization is no greater than the largest market capitalization of any company included in the Russell 2000® Index at the time of purchase ($14.99 billion as of December 31, 2023). The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) per share value that is growing and is reasonably predictable; and (3) high level of alignment between company management and shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds twenty-five to fifty-five securities, rather than hundreds, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular sector or industry.

The Fund will not change its policy to invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities issued by small cap companies, without providing shareholders at least 60 days' advance notice.

PRINCIPAL INVESTMENT RISKS
PERFORMANCE INFORMATION

Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, call 1-800-OAKMARK (625-6275) for performance information. Past performance (before and after taxes) is not a prediction of future results.